Financial Instruments - Summary of Impact of Strengthening and Weakening of Foreign Currency On Income After Tax and Other Comprehensive Income After Tax (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
US Dollar currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	£ 0.3	£ 0.0	£ 1.1	£ 0.7
Other comprehensive income	0.4	1.2	0.0	0.1
Income statement	(0.4)	(0.2)	(1.3)	(0.8)
Other comprehensive income	(0.5)	(3.1)	0.0	(0.1)
Euro currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	1.0	0.7	0.4	0.5
Other comprehensive income	0.9	2.8	1.3	0.7
Income statement	(1.3)	(0.8)	(0.5)	(0.7)
Other comprehensive income	(1.2)	(3.7)	(1.5)	(0.8)
Yen currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	0.4	0.1	0.4	0.3
Other comprehensive income	0.3	0.6	0.4	0.2
Income statement	(0.5)	(0.5)	(0.5)	(0.3)
Other comprehensive income	(0.4)	(1.9)	(0.5)	(0.3)
RMB currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	0.2	0.5	0.3	0.4
Other comprehensive income	0.3	0.0	0.3	0.1
Income statement	(0.2)	(0.7)	(0.3)	(0.5)
Other comprehensive income	£ (0.4)	£ (0.1)	£ (0.4)	£ (0.1)